Earnings / (loss) per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings / (loss) per share	Earnings / (loss) per share
The calculation of both basic and diluted loss per share is based on net loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2021	2020	2019
Net income / (loss) attributable to equity holders of the parent - basic	$(234,434)	$94,124	$(48,490)
Convertible notes interest expense	—	—	—
Convertible notes deferred financing amortization	—	—	—
Net income / (loss) attributable to equity holders of the parent - diluted	$(234,434)	$94,124	$(48,490)

Basic weighted average number of shares	54,718,709	54,665,898	49,857,998
Effect of dilutive potential basic shares:
Restricted stock	—	1,726,413	—
Convertible notes	—	—	—
	—	1,726,413	—
Diluted weighted average number of shares	54,718,709	56,392,311	49,857,998

Earnings / (Loss) Per Share:
Basic	$(4.28)	$1.72	$(0.97)
Diluted	$(4.28)	$1.67	$(0.97)
During the year ended December 31, 2021, we incurred a net loss and as a result, the inclusion of potentially dilutive shares relating to unvested shares of restricted stock and our Convertible Notes due 2022 and Convertible Notes due 2025 were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive.  Accordingly, interest expense, deferred financing amortization, and the potentially dilutive securities relating to the conversion of the Convertible Notes due 2022 and Convertible Notes due 2025 (representing 7,324,132 shares of common stock for the year ended December 31, 2021,) along with the potentially dilutive impact of 2,997,992 unvested shares of restricted stock were excluded from the computation of diluted loss per share for the year ended December 31, 2021.
During the year ended December 31, 2020, the inclusion of potentially dilutive shares relating to our Convertible Notes due 2022 (representing an aggregate of 4,004,702 shares of common stock) were excluded from the computation of diluted earnings per share because their effect under the if-converted method would have been anti-dilutive.
During the year ended December 31, 2019, the inclusion of potentially dilutive shares relating to unvested shares of restricted stock (representing 3,561,742 shares of common stock) and potentially dilutive shares relating to the conversion of the Convertible Notes due 2019 and Convertible Notes due 2022 (representing an aggregate of 5,238,105 shares of common stock) were excluded from the computation of diluted loss per share would have been anti-dilutive.